Taxes (Tables)	12 Months Ended
Oct. 31, 2025
Major components of tax expense (income) [abstract]
Schedule of reconciliation of effective tax rate
Income tax expense varies from the amount that would result from applying the Canadian federal and provincial statutory income tax rates to income or loss before income taxes. These differences result from the following:

As at October 31	2025	2024
	$	$
Loss before taxes	(51,429)	(4,404)
Statutory tax rate	23%	23%
Expected income tax expense (recovery)	(11,829)	(1,013)

Increase (decrease) in taxes resulting from:
Non-deductible items	9,746	1,208
Increase in unrecognized tax benefit	(498)	1,413
Change in tax rates on deferred taxes	(157)	—
Rate difference in statutory tax rates	(848)	(342)
Changes in tax and accounting estimates	2,522	(1,844)
Other items	1,039	(15)
Tax expense (recovery)	(25)	(593)

Schedule of deferred tax
The following items constitute the components of deferred tax:

For the year ended October 31,	Deferred income tax asset (liability) beginning of year	Business combination	Recognized in earnings	OCI	Deferred income tax asset (liability) end of year
	$	$	$	$	$
Capital assets	8,322	—	(2,442)	(7)	5,873
Goodwill	765	—	325	(47)	1,043
Intangible assets	(4,261)	(10,042)	3,629	10	(10,664)
Right-of-use assets and liabilities	852	—	(385)	(11)	456
Inventory	—	2,991	70	—	3,061
Derivative liability	—	—	1,144	—	1,144
Excessive interest and financing expenses limitation	1,080	—	(123)	—	957
Other	1,026	—	(1,009)	—	17
Non-capital loss carry-forward	23,269	—	(1,382)	—	21,887
Tax benefits not recognized	(31,337)	—	463	—	(30,874)
Total	(284)	(7,051)	290	(55)	(7,100)

Schedule of components of income tax payable
The following items constitute the components of income tax payable:

As at October 31,	2025	2024
	$	$

Opening balance	(1,659)	(1,693)
Adjustments from prior years	—	165
Current income tax expense	(265)	(601)
Net payment made in the year	293	470
Business combination (refer note 5)	(5,612)	—
Foreign exchange	54	—
Ending balance	(7,189)	(1,659)